Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO(2)	Compensation Actually Paid to CEO(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions)	Company Selected Measure - Free Cash Flow(7) (in millions)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2025	$10,656,460	$28,610,141	$8,665,893	$4,951,796	$52.46	$43.34	$(58.7)	$203.3
2024	$14,951,990	$21,762,272	$1,632,815	$3,270,065	$29.03	$37.37	$(154.5)	$105.8
2023	$7,678,320	$4,618,991	$2,969,135	$3,012,025	$18.66	$36.81	$(320.1)	$(37.1)
2022	$411,156	$(86,430,991)	$2,871,847	$(1,132,030)	$11.56	$19.80	$(601.5)	$(361.8)
2021	$89,915,376	$29,387,757	$2,442,874	$25,732	$45.11	$56.57	$(494.1)	$(78.7)

Named Executive Officers, Footnote	Robert Reffkin is the CEO for purposes of calculating the amounts in each applicable year.The names of the non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Kalani Reelitz, Scott Wahlers and Bradley Serwin (ii) for 2024, Kalani Reelitz and Bradley Serwin; (iii) for 2023, Kalani Reelitz, Greg Hart and Bradley Serwin; (iv) for 2022, Kristen Ankerbrandt, Kalani Reelitz, Greg Hart, Neda Navab, Priyanka Singh, Joseph Sirosh and Danielle Wilkie; and (v) for 2021, Kristen Ankerbrandt, Greg Hart, Neda Navab and Priyanka Singh.
Peer Group Issuers, Footnote	The amounts disclosed represent the value of an investment of $100 in a peer group index at the end of each period presented assuming the investment was made on April 1, 2021, which was the date of the Company's IPO. The total shareholder return applied to each investment period is calculated using a peer group index that represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The list of companies used for this purpose is the same as the peer group used in our Annual Report and includes the following companies: Zillow Group, Inc. (ZG), Opendoor Technologies Inc. (OPEN), EXP World Holdings, Inc. (EXPI), and Anywhere Real Estate Inc. (HOUS). The peer group TSR is not directly comparable to prior proxy statements due to the removal of Redfin Corporation (RDFN) following its acquisition in 2025.
PEO Total Compensation Amount	$ 10,656,460	$ 14,951,990	$ 7,678,320	$ 411,156	$ 89,915,376
PEO Actually Paid Compensation Amount	$ 28,610,141	21,762,272	4,618,991	(86,430,991)	29,387,757
Adjustment To PEO Compensation, Footnote	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our CEO and our non-CEO NEOs (as an average) is shown below:

	2025
Adjustments:	CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation as reported in Summary Compensation Table (SCT)	10,656,460	8,665,893
Adjustments for stock and option awards (a):
(Subtraction): Stock and option awards amounts as reported in SCT	(7,955,210)	(7,675,105)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	14,373,773	2,641,820
Addition (Subtraction): Change in fair value of awards from prior fiscal year and to the fiscal year end which were granted in any prior fiscal year that are outstanding and unvested at year end	11,535,118	42,530
Addition: Vesting date fair value of awards granted and vesting during such year	—	1,547,010
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	868,415
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	(1,138,767)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	28,610,141	4,951,796
(a) The fair values of the stock and option awards were calculated using valuation assumptions in accordance with ASC 718 including: (i) the fair value of RSU awards was calculated using the closing price of our common stock as of the vesting date or last day of the applicable fiscal year; (ii) the fair value of performance based vesting awards was estimated using a Monte Carlo Simulation method; and (iii) the fair value of options was estimated using the Black-Scholes option-pricing model.

Non-PEO NEO Average Total Compensation Amount	$ 8,665,893	1,632,815	2,969,135	2,871,847	2,442,874
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,951,796	3,270,065	3,012,025	(1,132,030)	25,732
Adjustment to Non-PEO NEO Compensation Footnote	None of our NEOs participate in a pension plan; therefore, we did not report a change in pension value for any of the years reflected in this table, and a deduction from the Summary Compensation Table total related to pension value is not needed. A reconciliation of Total Compensation from the Summary Compensation Table to compensation actually paid to our CEO and our non-CEO NEOs (as an average) is shown below:

	2025
Adjustments:	CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation as reported in Summary Compensation Table (SCT)	10,656,460	8,665,893
Adjustments for stock and option awards (a):
(Subtraction): Stock and option awards amounts as reported in SCT	(7,955,210)	(7,675,105)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	14,373,773	2,641,820
Addition (Subtraction): Change in fair value of awards from prior fiscal year and to the fiscal year end which were granted in any prior fiscal year that are outstanding and unvested at year end	11,535,118	42,530
Addition: Vesting date fair value of awards granted and vesting during such year	—	1,547,010
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	868,415
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	(1,138,767)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	28,610,141	4,951,796
(a) The fair values of the stock and option awards were calculated using valuation assumptions in accordance with ASC 718 including: (i) the fair value of RSU awards was calculated using the closing price of our common stock as of the vesting date or last day of the applicable fiscal year; (ii) the fair value of performance based vesting awards was estimated using a Monte Carlo Simulation method; and (iii) the fair value of options was estimated using the Black-Scholes option-pricing model.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
We present our CEO's and average non-CEO NEO's compensation actually paid for 2021 through 2025 in comparison with the TSR on a hypothetical $100 investment in our stock made on April 1, 2021 and the hypothetical $100 investment in our peer group's stock as of the same date. We then show how our return and the peer group changed over time so that you can view the change in pay with the change in return.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
We present our CEO's and average non-CEO NEO’s compensation actually paid for 2021 through 2025 in comparison with the Company’s net income (loss) over the same periods.

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Free Cash Flow We present our CEO's and non-CEO NEO’s pay for 2021 through 2025 in comparison with the Company’s Free Cash Flow over the same periods.
Tabular List, Table

Free Cash Flow
Adjusted EBITDA
Non-GAAP OPEX
Stock Price
Net Principal Agent Adds*

Total Shareholder Return Amount	$ 52.46	29.03	18.66	11.56	45.11
Peer Group Total Shareholder Return Amount	43.34	37.37	36.81	19.80	56.57
Net Income (Loss)	$ (58,700,000)	$ (154,500,000)	$ (320,100,000)	$ (601,500,000)	$ (494,100,000)
Company Selected Measure Amount	203,300,000	105,800,000	(37,100,000)	(361,800,000)	(78,700,000)
PEO Name	Robert Reffkin	Robert Reffkin	Robert Reffkin	Robert Reffkin	Robert Reffkin
Additional 402(v) Disclosure	Our reporting begins in 2021, due to our IPO on April 1, 2021.The amounts disclosed represent the value of an investment of $100 in Compass common stock at the end of each period presented assuming the investment was made on April 1, 2021, which was the date of the Company's IPO.
While we utilize several performance measures to align executive compensation with performance, not all of those measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as defined by SEC rules) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay Versus Performance table.
In particular, our CEO’s compensation actually paid, as reported in the Pay Versus Performance table, was $21.8 million in 2024 and increased to $28.6 million in 2025. The increases in compensation actually paid in 2024 and 2025 compared to 2023 were primarily driven by Mr. Reffkin's time-based RSU awards granted in January of each year, which vest ratably over a four-year period. The remaining increase in compensation actually paid in 2025 compared to 2024 was driven by the increase in our stock price during the year, which increased the fair value of Mr. Reffkin's outstanding and unvested RSUs as of December 31, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description	Our Company-selected measure is Free Cash Flow, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link compensation actually paid to our NEOs for fiscal 2025 to our Company’s performance. See "Annex" for the definition of Free Cash Flow and a reconciliation of GAAP to non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP OPEX
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Measure:: 5
Pay vs Performance Disclosure
Name	Net Principal Agent Adds*
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,955,210)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,373,773
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,535,118
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,675,105)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,641,820
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,530
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,547,010
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	868,415
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,138,767)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0